Exhibit 99.1

Capital One Prime Auto Receivables Trust

Automobile Receivable - Backed Notes

Series 2007-2

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Prime Auto Receivables Trust 2007-2 as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 10/10/2007

		Payment Date:	12/17/2007
Servicer:	Capital One Auto Finance, Inc.	Prior Payment/Close Date:	11/15/2007
Seller:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	11/01/2007
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	11/30/2007
Indenture Trustee:	Deutsche Bank Trust Company Americas	Record Date:	12/14/2007
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	11/15/2007
Administrator:	Capital One Auto Finance, Inc.	Coupon Accrual End Date:	12/16/2007
Custodian:	Capital One Auto Finance, Inc.	Days of Interest for Period:	32
Guarantor:	Capital One Financial Corporation	Days in Collection Period:	30
		Months Seasoned:	2

Class	Original Note Balance	Opening Balance	Principal Payment	Accelerated Principal Payment	Optional Principal Payment Amount	Closing Balance	Days	Day Basis	Interest Rate	Calculated Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000
A1	$127,000,000.00	$108,565,183.68	$15,638,351.48	$0.00	$0.00	$92,926,832.20	32	Actual/360	5.22157%	$503,893.96	$503,893.96
			123.14			0.7317				3.97	3.97
A2	$107,000,000.00	$107,000,000.00	$0.00	$0.00	$0.00	$107,000,000.00	30	30/360	5.05000%	$450,291.67	$450,291.67
						1.0000				4.21	4.21
A3	$160,000,000.00	$160,000,000.00	$0.00	$0.00	$0.00	$160,000,000.00	30	30/360	4.89000%	$652,000.00	$652,000.00
						1.0000				4.08	4.08
A4	$79,822,000.00	$79,822,000.00	$0.00	$0.00	$0.00	$79,822,000.00	30	30/360	5.06000%	$336,582.77	$336,582.77
						1.0000				4.22	4.22
B1	$26,178,000.00	$26,178,000.00	$0.00	$0.00	$0.00	$26,178,000.00	30	30/360	5.68000%	$123,909.20	$123,909.20
						1.0000				4.73	4.73
TOTAL	$500,000,000.00	$481,565,183.68	$15,638,351.48	$0.00	$0.00	$465,926,832.20				$2,066,677.60	$2,066,677.60
			31.28			0.9319					4.13

November 2007

Capital One Prime Auto Receivables Trust

Series 2007-2

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	16,316,284.88
Liquidation Proceeds Collected During Period	19,910.12
Receivables Repurchase Amounts	29,151.77
Interest Collected on Receivables	3,235,744.51
Return of Excess Deposit - Prefunding Account	0.00
Advances from the Reserve Fund	0.00
Release from Reserve Fund Account	0.00
Investment Earnings on Trust Accounts
Collection Account	74,256.11
Transfer from Reserve Fund	23,960.98
Transfer from Pre-Funding Account	0.00
Optional Note Redemption Prepayment Amount	0.00
Total Available Funds		19,699,308.37

Distributions:
Trustee Fees	0.00
Servicing Fees	210,106.97
Class A Noteholders’ Accrued Note Interest	1,942,768.40
Shortfall - Class A Noteholders’ Accrued Note Interest	0.00
First Allocation of Principal	—
Class B Noteholders’ Accrued Note Interest	123,909.20
Shortfall - Class B Noteholders’ Accrued Note Interest	0.00
Second Allocation of Principal	15,638,351.48
Deposit/(Release) to/from Reserve Account, to Required Level	1,784,172.32
Other Amounts Due to the Trustees	0.00
Optional Note Redemption Amount / EOD Prin Payment	0.00
Distribution to the Equity Certificate Holder	0.00
Total Distributions		19,699,308.37

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		504,256,736.84
Purchase of Subsequent Receivables		0.00
Monthly Principal Amounts
Regular Principal Received	11,230,875.99
Prepaid Principal Received	5,085,408.89
Defaulted Receivables	29,770.81
Principal Portion of Repurchased Receivables	28,948.34
Cram Down Losses and other non-cash adjustments	233.12
Total Monthly Principal Amounts		16,375,237.15
End of Period Aggregate Receivables Balance		487,881,499.69
Pool Factor (End of Period Aggregate Receivables Balance / Original Pool Balance)		0.931853

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		0.00
Purchase of Subsequent Receivables	0.00
Investment Earnings	0.00
Investment Earning Transfer to Collection Account	0.00
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		0.00

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account balance		6,551,659.47
Deposits to Reserve Account - Subsequent Fundings		0.00
Subtotal		6,551,659.47
Reserve Account Requirement	9,757,629.99
Reserve Acount Shortfall / (Excess)	3,205,970.52
Deposit to Reserve Fund, to Required Level		1,784,172.32
Release from Reserve Account		0.00
End of Period Reserve Account Balance		8,335,831.79
Change in Reserve Account Balance from Prior Period		1,784,172.32
EOP Shortfall		1,421,798.20

PREFUNDED LOANS:

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance

Initial Purchase	32,826	09/27/2007	10/04/2007	$523,560,812.50
Subsequent Purchase #1	0			$0.00
Subsequent Purchase #2	0			$0.00
Subsequent Purchase #3	0			$0.00
Total	32,826			$523,560,812.50

ASSET PERFORMANCE:

Monthly Period And Cumulative number of Receivables Calculation:

	Cumulative	Current

Beginning Number of Receivables	32,826	32,228

Number of Subsequent Receivables Purchased	0	0

Number of Receivables Defaulted During Period	2	2

Number of Receivables Becoming Purchased Receivables During Period	17	1

Number of Receivables Paid-Off During Period	1,041	459

Ending Number of Receivables	31,766	31,766

Statistical Data (Current and Historical):

		Total, Incl. Subseq.
	Initial	Additions	Prev. Month	Current

Weighted Average APR of the Receivables	7.54%	7.54%	7.55%	7.56%

Weighted Average Remaining Term	54.61	54.61	54.43	53.73

Weighted Average Original Term	60.97	60.97	60.97	60.97

Average Receivable Balance	$15,949.58	$15,949.58	$15,646.54	$15,358.61

Receivables with Scheduled Payment Delinquent

	Units	Dollars	Percentage

31-60 days	81	$2,068,294.33	0.42%

61-90 days	33	$1,110,196.59	0.23%

over 90 days	1	$16,552.68	0.00%

Receivables Delinquent More than 60 Days at End of Period	34	$1,126,749.27	0.23%

PERFORMANCE TESTS:

Delinquency Ratio:
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	1,126,749.27
End of Period Current Principal Balance	487,881,499.69
Delinquency Ratio		0.23%
Previous Monthly Period Delinquency Ratio		0.00%
Second Previous Monthly Period Delinquency Ratio		0.00%
3 Month Average Delinquency Ratio		0.12%

Current Net Charge-off Rate:
Receivables becoming Defaulted Receivables during period	29,770.81
Cram Down Losses occurring during period	233.12
Liquidation Proceeds collected during period	19,910.12
Net Losses during period	10,093.81
Monthly Annualized Net Charge-Off Ratio		0.02%

Cumulative Net Charge-off Rate:
Net Losses since Initial Cut-off Date (End of Period)	10,663.00
Cumulative Net Loss Ratio (Net Losses since the Initial Cut-off Date) / (Original Aggregrate Principal Balance)		0.00%

Met Specified Reserve Reduction Trigger?
Period 24: 3 Month Average Delinquency Ratio < 0.85%; Cumulative Net Loss Ratio <1.60%	N/A
Period 30: 3 Month Average Delinquency Ratio < 1.05%; Cumulative Net Loss Ratio <2.00%

OFFICER’S CERTIFICATION

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Sale and Servicing Agreement dated as of October 4, 2007, as amended, by and among the Servicer, Capital One Prime Auto Receivables Trust 2007-2, as Issuer, Capital One Auto Receivables, LLC, as Seller, and Deutsche Bank Trust Company Americas, as Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC.
as Servicer

By:	/s/ Pamela Koch
Name:	Pamela Koch
Title:	Authorized Officer
Date:	12/12/2007